Combined Statements of Operations (Predecessor) (Ziegler Healthcare Real Estate Funds, USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues
Rental revenues	$ 2,359,000	$ 7,396,000	$ 9,820,719	$ 10,471,760
Expense recoveries	750,000	2,151,000	3,111,199	3,313,581
Other revenues			14,981	60,722
Total revenues	3,111,000	9,554,000	12,946,899	13,846,063
Expenses
Management fees	238,000	713,000	950,800	950,800
General and administrative	104,000	292,000	361,765	300,978
Operational expenses	1,110,000	3,460,000	4,757,787	4,953,092
Impairment of Real Estate			936,589	1,436,813
Depreciation and amortization	973,000	2,901,000	4,149,539	4,588,024
Loss on sale of property under development	161,000	228,000	227,804
Total expenses	2,586,000	7,594,000	11,384,284	12,229,707
Operating (loss)/income	525,000	1,960,000	1,562,615	1,616,356
Interest Expense	1,203,000	3,667,000	4,537,660	4,617,457
Change in fair value of derivatives, net		(58,000)	(122,054)	324,824
Net loss from continuing operations	(678,000)	(1,649,000)	(2,852,991)	(3,325,925)
Discontinued Operations (Note 7)
Income from operations on discontinued investment properties	(262,000)	(199,000)	(197,644)	265,441
Gain on sale of discontinued investment properties	1,179,000	1,519,000	1,519,485
Income from discontinued operations	917,000	1,320,000	1,321,841	265,441
Net (loss)/income	239,000	(329,000)	(1,531,150)	(3,060,484)
Less Net Income Attributable to Noncontrolling Interest			(124,457)	(35,816)
Combined Net Loss Attributable to the Ziegler Funds			$ (1,655,607)	$ (3,096,300)